Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Concentrations [Abstract]
CONCENTRATIONS

NOTE 11 - CONCENTRATIONS

Cash

The Company maintains cash balances at financial institutions insured by the Federal Deposit Insurance Corporation (FDIC). The FDIC insures cash balances up to $250,000 per institution. As of June 30, 2016, the Company had no bank account that exceeded the insured amount. The Company normally has no problem with uninsured balances as its deposits are separated across financial institutions.

Accounts Receivable

At June 30, 2016, three customers accounted for approximately 43%, 31%, and 10%, respectively, of the Company’s accounts receivable. At December 31, 2015, three customers accounted for approximately 54%, 16%, and 12%, respectively, of the Company's accounts receivable.

Accounts Payable

At June 30, 2016, six vendors accounted for approximately 15%, 12%, 10%, 9%, 6% and 6% respectively, of the Company’s accounts payable. At December 31, 2015, three vendors accounted for approximately 57%, 9% and 6%, respectively, of the Company's accounts payable. For the period ending June 30, 2016, two vendors accounted for approximately 66% and 14% of total purchases. For the year ended December 31, 201, two vendors accounted for approximately 69% and 13% of total purchases.

Sales

At June 30, 2016, three customers accounted for approximately 40%, 22%, and 18%, respectively, of the Company’s sales. For year ended December 31, 2015, three customers accounted for approximately 34%, 25%, and 16%, respectively, of the Company's sales.

NOTE 12 - CONCENTRATIONS

Cash

The Company maintains cash balances at financial institutions insured by the Federal Deposit Insurance Corporation (FDIC). The FDIC insures cash balances up to $250,000 per institution. As of December 31, 2015, the Company had no bank account that exceeded the insured amount. The Company normally has no problem with uninsured balances as its deposits are separated across financial institutions.

Accounts Receivable

At December 31, 2015, three customers accounted for approximately 54%, 16%, and 12%, respectively, of the Company’s accounts receivable. At December 31, 2014, three customers accounted for approximately 26%, 20%, and 12%, respectively, of the Company's accounts receivable.

Accounts Payable

At December 31, 2015, three vendors accounted for approximately 57%, 9%, and 6%, respectively, of the Company’s accounts payable. At December 31, 2014, three vendors accounted for approximately 47%, 22% and 13%, respectively, of the Company's accounts payable. For the year ended December 31, 2015, two vendors accounted for approximately 69% and 13% of total purchases. For the year ended December 31, 2014, two vendors accounted for approximately 71% and 24% of total purchases.

Sales

For the year ended December 31, 2015, three customers accounted for approximately 34%, 25%, and 16%, respectively, of the Company’s sales. For year ended December 31, 2014, three customers accounted for approximately 53%, 15%, and 11%, respectively, of the Company's sales.